Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income before income tax			$ (28,748,459)	$ (13,894,305)
Tax calculated at Hong Kong profits tax rate			(4,743,494)	(2,292,560)
Effect of different tax rates applicable to different jurisdictions			6,683,940	1,637,665
Income not subject to tax			(8,328,873)	(48,307)
Non-deductible expenses			5,705,763	132,796
Change in valuation allowance			1,041,756	846,827
Underprovision of current tax in the previous financial year			31,902	125,217
Tax effect on deductible temporary differences			7,946	7,918
Others			179,363	113,925
Total income tax expense	$ 48,479	$ 70,529	$ 578,303	$ 523,481